Schedule of financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Lease liabilities	R$ 1,374,876	R$ 617,485
Lease liabilities	714,085	447,703	R$ 284,515
Accounts payable to selling shareholders	679,826	518,240
Total	2,841,513	1,659,609
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade payables	59,098	35,743
Lease liabilities	1,374,876	617,485
Lease liabilities	714,085	447,703
Accounts payable to selling shareholders	679,826	518,240
Lease liabilities	72,726	76,181
Advances from customers	114,585	63,839
Total	3,015,196	1,759,191
Current	581,685	467,643
Non-current	R$ 2,433,511	R$ 1,291,548